Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Number of segments	6
Segment Reporting Information [Line Items]
Total assets	$ 902,337	$ 885,296
Percent of total assets from Japan operations	10.00%
Japan
Segment Reporting Information [Line Items]
Total assets	95,000	100,000
Assets, Total [Member] | Geographic Concentration Risk [Member] | Japan
Segment Reporting Information [Line Items]
Percent of total assets from Japan operations	11.00%	11.00%
Corporate Benefit Funding
Segment Reporting Information [Line Items]
Total assets	228,543	219,612
Prior Period Reclassification Adjustment	(53)	(63)	(46)
Prior Period Adjustment To Operating Earnings Tax Expense	(41)	(29)	(50)
Corporate & Other
Segment Reporting Information [Line Items]
Total assets	48,753	46,058
Prior Period Reclassification Adjustment	42	133	(21)
Prior Period Adjustment To Operating Earnings Tax Expense	382	323	226
Retail
Segment Reporting Information [Line Items]
Total assets	359,188	349,230
Prior Period Reclassification Adjustment	170	88	163
Prior Period Adjustment To Operating Earnings Tax Expense	(252)	(207)	(122)
Group, Voluntary & Worksite Benefits
Segment Reporting Information [Line Items]
Total assets	46,483	43,646
Prior Period Reclassification Adjustment	13	(14)	(10)
Prior Period Adjustment To Operating Earnings Tax Expense	3	(8)	(7)
Latin America
Segment Reporting Information [Line Items]
Total assets	72,259	70,427
Prior Period Reclassification Adjustment	(114)	(111)	(64)
Prior Period Adjustment To Operating Earnings Tax Expense	(60)	(60)	(35)
Asia
Segment Reporting Information [Line Items]
Total assets	117,894	121,386
Prior Period Reclassification Adjustment	19	15	14
Prior Period Adjustment To Operating Earnings Tax Expense	7	8	7
Europe, Middle East And Africa Segment
Segment Reporting Information [Line Items]
Total assets	29,217	34,937
Prior Period Reclassification Adjustment	(77)	(48)	(36)
Prior Period Adjustment To Operating Earnings Tax Expense	(39)	(27)	(19)
Divested Business [Member] | Corporate Benefit Funding
Segment Reporting Information [Line Items]
Prior Period Reclassification Adjustment		12	21
Prior Period Adjustment To Operating Earnings Tax Expense		8	13
Divested Business [Member] | Corporate & Other
Segment Reporting Information [Line Items]
Prior Period Reclassification Adjustment		14	16
Prior Period Adjustment To Operating Earnings Tax Expense		$ 7	$ 8